Related Party Transactions and Balances (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions and Balances [Abstract]
Schedule of Key Management Personnel Compensation	Summary of key management personnel compensation:
	For the nine months ended
	September 30, 2024	September 30, 2023
Management fees and salaries in research and development	$643,573	$393,595
Management fees and salaries in general and administrative expenses	1,007,319	852,094
Share-based compensation in research and development	314,092	403,791
Share-based compensation in general and administrative Expenses	596,723	1,501,411
Total related party transactions	$2,561,707	$3,150,921
Summary of key management personnel compensation:
	For the Years Ended
	December 31, 2023	December 31, 2022
Other general and administrative	$—	$9,555
Other research and development	—	10,500
Management fees and salaries	1,490,459	1,166,371
Research and development – management fees and salaries	703,453	939,712
Share-based compensation	2,351,281	1,576,235
Total related party transactions	$4,545,193	$3,702,373